Lease	6 Months Ended
Jun. 30, 2026
Lease [Abstract]
Lease

7. Lease

Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is incremental borrowing rate or, if available, the rate which is implicit in the lease. The Group determines the incremental borrowing rate for each lease based primarily on its lease term in PRC, which is approximately 3.50%. The Group’s operating leases, primarily for office premises in Beijing, have and initial lease term of 2 years.

The Group has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and do not contain a purchase option. The related lease payments are recognized as an expense on a straight-line basis over the lease term.

During the reporting period, the Group’s short-term lease consisted of copier lease. The expense related to short-term leases amounted to RMB2,400 ($350). As of June 30, 2026, the Group has no unrecognized commitments for short-term operating leases.

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	December 31, 2025	June 30, 2026
	RMB	RMB
Operating lease right-of-use assets	-	2,346
Operating lease liabilities	-	2,691

Weighted-average remaining term and discount rate related to leases were as follows:

	For the six months ended June 30,
	2025	2026
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	-	-
Weighted-average remaining term
Operating lease	-	1.75
Weighted-average discount rate
Operating lease	-	3.5%

As of June 30, 2026, the future maturity of lease liabilities is as follows:

June 30,
2026
RMB
Overdue but unpaid	345
Remainder of 2026	690
2027	1,380
2028	345
Total lease payments	2,760
Less: interest	(69)
Present value of lease liabilities	2,691
Less: Operating lease liabilities, current	1,668
Operating lease liabilities, non-current	1,023